Collateralized transactions - Securities transferred in repurchase agreements and securities lending transactions (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2025	Mar. 31, 2025
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements	[1],[2]	¥ 48,701	¥ 45,747
Securities lending transactions	[1],[2]	2,573	2,347
Total	[2]	51,274	48,094
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		417	401
Securities lending transactions		2,111	1,734
Total		2,528	2,135
Japanese government, agency and municipal securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		2,341	2,202
Securities lending transactions		30	1
Total		2,371	2,203
Foreign government, agency and municipal securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		36,403	34,569
Securities lending transactions		122	81
Total		36,525	34,650
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		4,606	3,881
Securities lending transactions		278	369
Total		4,884	4,250
Commercial mortgage-backed securities ("CMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		33	29
Securities lending transactions
Total		33	29
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements	[3]	4,647	4,466
Securities lending transactions	[3]
Total	[3]	4,647	4,466
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		252	177
Securities lending transactions
Total		252	177
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		2	22
Securities lending transactions		32	162
Total		¥ 34	¥ 184

[1]	Include all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2025, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥441 billion and ¥1,973 billion, respectively. As of March 31, 2025, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,528 billion and ¥111 billion, respectively. As of September 30, 2025, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥380 billion and ¥1,427 billion, respectively. As of September 30, 2025, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,302 billion and ¥148 billion, respectively.
[2]	Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The securities received and the liability are reported within Other assets-Other and Other liabilities in the consolidated balance sheets, respectively. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[3]	Includes ¥3,586 billion of U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations as of March 31, 2025. Includes ¥3,759 billion of U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations as of September 30, 2025.